Stock-Based Compensation - Stock-based compensation expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 4,294	$ 22,136	$ 159,874	$ 44,961	$ 62,776	$ 358,969	$ 69,400
Location Operating Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	734	3,287	9,565	6,906	8,975	46,135	22,368
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	3,560	8,706	48,327	27,912	41,783	300,612	$ 47,032
Restructuring And Other Related Costs [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 0	$ 10,143	$ 101,982	$ 10,143	$ 12,018	$ 12,222